UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23853

Mason Capital Fund Trust
(Exact name of registrant as specified in charter)

50 Federal Street, 9th Floor

Boston, MA 02110
(Address of principal executive offices) (Zip code)

Elliot Bruce

Mason Capital Partners

50 Federal Street, 9th Floor

Boston, MA 02110
(Name and address of agent for service)

(617) 228-5190

Registrant’s telephone number, including area code

Date of fiscal year end: 6/30/2026

Date of reporting period: 6/30/2026

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Fundamentals First ETF
KNOW (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | June 30, 2026
This annual shareholder report contains important information about the Fundamentals First ETF (the “Fund”) for the period of July 1, 2025, to June 30, 2026 (“Reporting Period”). You can find additional information about the Fund at https://fundamentalsfirstfund.com. You can also request this information by contacting us at 617-228-5190.
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamentals First ETF	$111	1.00%
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year 7/1/25-6/30/26, the net asset value of the Fund rose by 21.32%. Market value rose by 21.27%. The Fund holds no oversize positions, so performance came from a wide range of holdings. At the end of the period the biggest contribution to overall performance was Lam Research Corp. (LRCX) with a total return of +348% over the 12-month period, ending as the Fund’s second largest position at 4.55%, behind KLA Corp. (KLAC) which ended the year as the Fund’s largest position at 4.58% after posting a total return of +239%. The biggest detractor to the Fund over the period was Fiserv with a -72% total return.
Semiconductors was a particularly strong piece of the portfolio with LRCX, KLAC and TSM (Taiwan Semiconductor Manufacturing Co. Ltd.) starting the year as 5.51% of the portfolio and ending the year as 12.56% of the portfolio entirely due to a rise in their stock prices. Even without this significant uplift to the Fund, the portfolio performed well with the majority of stocks held showing a price rise and the majority of those rises were above 10%. Nine out of seventy-three stocks held throughout the year posted over a 50% gain (LRCX, KLAC, TSM, APA Corp., Alphabet Inc., Primaris Real Estate Investment Trust, Cummins Inc.,  Iradimed Corp. and Toromont Industries Ltd.).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment.   The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Fundamentals First ETF	PAGE 1	TSR-AR-574817102

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/21/2024)
Fundamentals First ETF	21.32	14.24
S&P 500® Index	22.32	20.50
Visit https://fundamentalsfirstfund.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,925,478
Number of Holdings	90
Advisory Fee	$56,702
Portfolio Turnover	16%
30-Day SEC Yield	1.75%
Distribution Yield	1.25%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)

Top 10 Holdings	(% of net assets)
JPMorgan 100% US Treasury Securities Money Market Fund - Class Capital	8.6%
KLA Corp.	4.6%
Lam Research Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Alphabet, Inc. - Class C	2.7%
iShares iBonds Dec 2029 Term Corporate ETF	1.7%
iShares iBonds Dec 2032 Term Corporate ETF	1.7%
iShares iBonds Dec 2031 Term Corporate ETF	1.7%
iShares iBonds Dec 2030 Term Corporate ETF	1.7%
Novartis AG - ADR	1.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the  QR code on the first page or visit https://fundamentalsfirstfund.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 617-228-5190, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Fundamentals First ETF	PAGE 2	TSR-AR-574817102

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Jerry Richardson and Mr. Mark Koenig are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and/or other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$13,250	$13,000
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,150	$3,100
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2026	FYE 6/30/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	None	None
Registrant’s Investment Adviser	None	None

(h) Because no non-audit services were rendered, the audit committee of the board of trustees did not consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Mason Capital Fund Trust
Annual Financial Statements and Additional Information
June 30, 2026

Fundamentals First ETF
Schedule of Investments
June 30, 2026

	Shares	Value
COMMON STOCKS - 76.3%
Communications - 2.7%
Alphabet, Inc. - Class C	525	$185,498
Consumer Discretionary - 4.3%
Alibaba Group Holding Ltd. - ADR	250	23,995
Cie Generale des Etablissements Michelin SCA	1,990	76,740
Climb Global Solutions, Inc.	1,953	45,329
McDonald’s Corp.	274	74,065
Richelieu Hardware Ltd.	720	20,692
Texas Roadhouse, Inc.	283	54,684
		295,505
Consumer Staples - 1.4%
Church & Dwight Co., Inc.	347	33,618
Dollarama, Inc.	491	64,954
		98,572
Energy - 13.0%
APA Corp.	1,123	36,576
Chord Energy Corp.	341	38,976
Dorchester Minerals LP	2,005	50,626
Enbridge, Inc.	1,029	55,782
Energy Transfer LP	4,242	81,107
Enterprise Products Partners LP	2,740	100,722
Gaztransport Et Technigaz SA	342	72,644
Global Partners LP	1,575	73,379
Gulf Keystone Petroleum Ltd.	17,110	39,854
Keyera Corp.	880	35,349
Kinder Morgan, Inc.	2,249	71,901
Magnolia Oil & Gas Corp. - Class A	1,659	42,437
TotalEnergies SE	1,065	82,815
Vermilion Energy, Inc.	2,068	19,377
Western Midstream Partners LP	2,310	101,086
		902,631
Financials - 6.5%
Banco del Bajio SA(a)	8,520	27,600
CME Group, Inc.	213	47,037
Commonwealth Bank of Australia	280	31,913
FB Financial Corp.	945	52,306
Plumas Bancorp	1,644	96,075
Sabre Insurance Group PLC(a)	16,740	38,636
SpareBank 1 SR-Bank ASA	3,770	73,659
Wintrust Financial Corp.	530	85,182
		452,408

The accompanying notes are an integral part of these financial statements.

1

Fundamentals First ETF
Schedule of Investments
June 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - 3.6%
IRadimed Corp.	571	$54,565
Mettler-Toledo International, Inc.(b)	17	21,718
Novartis AG - ADR	735	115,189
Straumann Holding AG	280	36,871
Zoetis, Inc.	261	18,755
		247,098
Industrials - 18.7%
Cummins, Inc.	109	77,740
Eaton Corp. PLC	138	58,805
Emerson Electric Co.	326	46,667
Fastenal Co.	1,058	50,816
Graco, Inc.	287	21,700
Grupo Aeroportuario del Pacifico SAB de CV - ADR	363	91,897
Honeywell Aerospace, Inc.(b)	82	18,018
Honeywell International, Inc.	82	18,248
Hubbell, Inc.	210	109,872
ITT, Inc.	388	76,731
Lincoln Electric Holdings, Inc.	199	52,836
Nordson Corp.	189	57,019
Norfolk Southern Corp.	136	42,784
Parker-Hannifin Corp.	96	93,900
Schneider Electric SE	330	107,612
Snap-on, Inc.	283	113,879
Tennant Co.	346	30,289
Toromont Industries Ltd.	670	110,176
WW Grainger, Inc.	84	114,274
		1,293,263
Materials - 6.1%
AptarGroup, Inc.	357	44,697
Ecolab, Inc.	183	50,986
Givaudan SA - ADR	745	62,927
Labrador Iron Ore Royalty Corp.	2,010	39,541
Linde PLC	213	110,534
Sherwin-Williams Co.	241	82,981
Solstice Advanced Materials, Inc.	59	5,227
Treatt PLC	6,410	25,890
		422,783
Technology - 17.3%
Agilysys, Inc.(b)	659	68,866
Automatic Data Processing, Inc.	294	65,841
Fiserv, Inc.(b)	1,069	52,434
Garmin Ltd.	210	49,883
KLA Corp.	1,050	316,796
Lam Research Corp.	727	315,031

The accompanying notes are an integral part of these financial statements.

2

Fundamentals First ETF
Schedule of Investments
June 30, 2026(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Microsoft Corp.	84	$31,334
Paychex, Inc.	663	65,193
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	497	237,352
		1,202,730
Utilities - 2.7%
Atmos Energy Corp.	616	106,118
Chesapeake Utilities Corp.	646	79,122
		185,240
TOTAL COMMON STOCKS (Cost $4,067,571)		5,285,728
EXCHANGE TRADED FUNDS - 11.3%
iShares iBonds Dec 2026 Term Corporate ETF	3,239	78,481
iShares iBonds Dec 2027 Term Corporate ETF	3,255	78,836
iShares iBonds Dec 2028 Term Corporate ETF	3,097	78,199
iShares iBonds Dec 2029 Term Corporate ETF	5,062	117,236
iShares iBonds Dec 2030 Term Corporate ETF	5,351	116,652
iShares iBonds Dec 2031 Term Corporate ETF	5,610	116,913
iShares iBonds Dec 2032 Term Corporate ETF	4,654	117,234
iShares iBonds Dec 2033 Term Corporate ETF	3,176	81,766
TOTAL EXCHANGE TRADED FUNDS (Cost $782,748)		785,317
REAL ESTATE INVESTMENT TRUSTS - 3.7%
Real Estate - 3.7%
Community Healthcare Trust, Inc.	1,302	23,800
Getty Realty Corp.	1,114	37,163
Precinct Properties New Zealand Ltd.	28,440	16,799
Primaris Real Estate Investment Trust	6,013	94,419
Tanger, Inc.	2,152	84,939
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $213,285)		257,120
BUSINESS DEVELOPMENT COMPANIES - 0.6%
Gladstone Investment Corp.	2,446	37,815
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $34,075)		37,815

The accompanying notes are an integral part of these financial statements.

3

Fundamentals First ETF
Schedule of Investments
June 30, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.6%
JPMorgan 100% US Treasury Securities Money Market Fund - Class Capital, 3.55%(c)	594,145	$594,145
TOTAL MONEY MARKET FUNDS (Cost $594,145)		594,145
TOTAL INVESTMENTS - 100.5% (Cost $5,691,824)		$6,960,125
Liabilities in Excess of Other Assets - (0.5)%		(34,647)
TOTAL NET ASSETS - 100.0%		$6,925,478

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $66,236 or 1.0% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

4

Fundamentals First ETF
Statement of Assets and Liabilities
June 30, 2026

ASSETS:
Investments, at value	$6,960,125
Cash	167
Dividends receivable	6,246
Dividend tax reclaims receivable	1,487
Total assets	6,968,025
LIABILITIES:
Payable to custodian foreign currency, at value	37,006
Payable to Adviser	5,541
Total liabilities	42,547
NET ASSETS	$6,925,478
Net Assets Consist of:
Paid-in capital	$5,699,489
Total distributable earnings	1,225,989
Total net assets	$6,925,478
Net assets	$6,925,478
Shares issued and outstanding (unlimited shares authorized without par value)	525,000
Net asset value per share	$13.19
COST:
Investments, at cost	$5,691,824
PROCEEDS:
Foreign currency proceeds	$36,975

The accompanying notes are an integral part of these financial statements.

5

Fundamentals First ETF
Statement of Operations
For the Year Ended June 30, 2026

INVESTMENT INCOME:
Dividend income	$141,522
Less: issuance fees	(104)
Less: dividend withholding taxes	(6,793)
Total investment income	134,625
EXPENSES:
Investment advisory fee	56,702
Total expenses	56,702
NET INVESTMENT INCOME	77,923
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(7,485)
Foreign currency transactions	789
Net realized loss	(6,696)
Net change in unrealized appreciation (depreciation) on:
Investments	1,092,293
Foreign currency translation	(52)
Net change in unrealized appreciation (depreciation)	1,092,241
Net realized and unrealized gain	1,085,545
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,163,468

The accompanying notes are an integral part of these financial statements.

6

Fundamentals First ETF
Statements of Changes in Net Assets

	Year Ended June 30,
	2026	2025
OPERATIONS:
Net investment income	$77,923	$57,522
Net realized gain (loss)	(6,696)	5,028
Net change in unrealized appreciation (depreciation)	1,092,241	180,535
Net increase in net assets from operations	1,163,468	243,085
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(75,570)	(60,015)
From return of capital	(4,412)	(4,941)
Total distributions to shareholders	(79,982)	(64,956)
CAPITAL TRANSACTIONS:
Shares sold	1,432,493	2,192,420
Shares redeemed	—	(515,605)
Net increase in net assets from capital transactions	1,432,493	1,676,815
NET INCREASE IN NET ASSETS	2,515,979	1,854,944
NET ASSETS:
Beginning of the year	4,409,499	2,554,555
End of the year	$ 6,925,478	$4,409,499
SHARES TRANSACTIONS
Shares sold	125,000	200,000
Shares redeemed	—	(50,000)
Total increase in shares outstanding	125,000	150,000

The accompanying notes are an integral part of these financial statements.

7

Fundamentals First ETF
Financial Highlights

	Year Ended June 30,		Period Ended June 30, 2024(a)
	2026	2025
PER SHARE DATA:
Net asset value, beginning of period	$11.02	$10.22	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.17	0.08
Net realized and unrealized gain on investments(c)	2.17	0.81	0.21
Total from investment operations	2.33	0.98	0.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.16)	(0.07)
Net realized gains	—	(0.00)(d)	—
Return of capital	(0.01)	(0.02)	—
Total distributions	(0.16)	(0.18)	(0.07)
Net asset value, end of period	$13.19	$11.02	$10.22
TOTAL RETURN(e)	21.32%	9.64%	2.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,925	$4,409	$2,555
Ratio of expenses to average net assets(f)(g)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets(f)(g)	1.37%	1.61%	2.15%
Portfolio turnover rate(e)(h)	16%	8%	1%

(a)	Inception date of the Fund was February 21, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Between $(0.005) and $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026
1. ORGANIZATION
Fundamentals First ETF (the “Fund”) is a diversified series of Mason Capital Fund Trust (the “Trust”). The Trust was organized on September 22, 2022 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund commenced operations on February 21, 2024 and seeks income and capital growth. The Fund primarily invests in publicly-traded equity securities and fixed income securities. The majority of the Fund’s assets are expected to be held in equities with the balance allocated to fixed income securities. The Fund expects to invest in both U.S. and non-U.S. based companies. Albert D. Mason Inc., doing business as Mason Capital Partners, serves as the Fund’s investment advisor (the “Adviser”).
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Distributions received from the Fund’s investments and Real Estate Investment Trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. The Fund intends to declare and make distributions of taxable net investment income quarterly and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.
Federal Income Taxes: The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.
Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense in the Statement of Operations. Based on this evaluation, management has concluded that there are no uncertain tax positions that require recognition in the financial statements as of June 30, 2026. The Fund’s Federal

9

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026(Continued)
income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Valuation: The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.
Operating Segments: Management has evaluated the impact of adopting Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expense, assets, and performance are regularly monitored and assessed by the portfolio managers of the Fund, who collectively serve as the Chief Operating Decision Makers, using the information presented in the financial statements and financial highlights.
Guarantees and Indemnifications: In the normal course of business, the Trust, on behalf of the Fund, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Adviser is of the view that the risk of loss to the Fund in connection with the Fund indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.
3. SECURITIES VALUATION
Investment Valuation: The Fund calculates its NAV each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s NAV per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Trust’s Board of Trustees (the “Board”). If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred

10

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026(Continued)
after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.
The valuation of the Fund’s investments is performed in accordance with Rule 2a-5 of the 1940 Act. The Board has designated a fair valuation committee at the Adviser as the valuation designee of the Fund. If market quotations are not readily available, a security will be valued at its fair value as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
Fair Valuation Measurement:
The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,285,728	$—	$—	$5,285,728
Exchange Traded Funds	785,317	—	—	785,317
Real Estate Investment Trusts	257,120	—	—	257,120
Business Development Companies	37,815	—	—	37,815
Money Market Funds	594,145	—	—	594,145
Total Investments	$6,960,125	$—	$—	$6,960,125

11

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026(Continued)
Refer to the Schedule of Investments for further disaggregation of investment categories.
4. INVESTMENT ADVISORY AGREEMENT
The Adviser serves as the investment advisor to the Fund. Pursuant to an investment advisory agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment management services to the Fund and oversees the day-to-day operations of the Fund, subject to the supervision of the Board and the officers of the Trust. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a monthly unitary management fee at an annual rate of 1.00% based on the Fund’s average daily net assets for services provided to the Fund. The Adviser bears the costs of all the operating expenses of the Fund, excluding interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses and expenses incidental to a meeting of the Fund’s shareholders.
5. SERVICE AND CUSTODY AGREEMENTS
The Fund has entered into service agreements with U.S. Bancorp Fund Services, LLC (“Fund Services”) doing business as U.S. Bank Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.
The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Fund and there is no current intention to implement the Rule 12b-1 Plan.
6. INVESTMENT TRANSACTIONS
For the year ended June 30, 2026, the aggregate purchases and sales of investments in the Fund, excluding in-kind and short-term securities, were $858,406 and $1,102,680, respectively. For the year ended June 30, 2026, the in-kind transactions associated with creation of Fund shares were $1,289,134. There were no in-kind transactions associated with redemption of Fund shares.
For the year ended June 30, 2026, there were no long-term purchases or sales of U.S. Government Securities in the Fund.
7. INCOME TAX INFORMATION
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of June 30, 2026, were as follows:

Tax cost of investments	$5,652,482
Gross unrealized appreciation	$1,538,609
Gross unrealized depreciation	(231,014)
Net unrealized appreciation/(depreciation)	1,307,595
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(81,606)
Total accumulated earnings/(losses)	$1,225,989

12

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026(Continued)
The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of partnership income and expenses.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.
At June 30, 2026, the Fund did not defer any post-October losses or late-year ordinary losses.
Capital loss carryforwards will retain their character as either short-term or long-term capital losses and may be carried forward indefinitely. At June 30, 2026, the Fund had capital loss carryforwards on a tax basis of:

Utilized in Current Year	Unlimited ST	Unlimited LT
$ —	$46,841	$ —

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.
On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax differences between accounting for paid-in capital and total distributable earnings under U.S. GAAP and tax reporting:

Paid-in Capital	Total Distributable Earnings
$56	$(56)

The tax character of distributions during the year ended June 30, 2026 and year ended June 30, 2025 were as follows:

	Year Ended June 30, 2026	Year Ended June 30, 2025
Distributions paid from:
Ordinary Income	$79,982	$59,248
Long-Term Capital Gains	—	767
Return of Capital	—	4,941
Total Distributions paid	$79,982	$64,956

8. SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. under the symbol KNOW. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund for in-kind and cash purchases is $500 and is payable to the Fund’s custodian. The standard fixed transaction fee may be waived, with the approval of the Board, on certain orders if the Fund’s custodian has determined to waive some or all of the creation order costs

13

FUNDAMENTALS FIRST ETF
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026(Continued)
associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
9. PRINCIPAL INVESTMENT RISKS
Shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to several risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objectives.
10. SUBSEQUENT EVENTS
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements.

14

FUNDAMENTALS FIRST ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of Fundamentals First ETF and
Board of Trustees of Mason Capital Fund Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fundamentals First ETF (the “Fund”), a series of Mason Capital Fund Trust, as of June 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended June 30, 2026 and June 20, 2025 and for the period from February 21, 2024 (commencement of operations) through June 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
August 27, 2026

15

FUNDAMENTALS FIRST ETF
ADDITIONAL INFORMATION
June 30, 2026 (Unaudited)
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.fundamentalsfirstfund.com.
FEDERAL TAX INFORMATION
For the fiscal year ended June 30, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00% for the Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2026, was 49.34% for the Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) was 0% for the Fund.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Fund uses to determine how to vote proxies related to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling 1-617-228-5190, by accessing the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by accessing the Fund’s website at www. fundamentalsfirstfund.com. Information on how the Fund voted proxies related to portfolio securities for the most recent twelve-month period ended June 30, 2026, as well as a description of the policies and procedures the Fund uses to determine how to vote proxies, is available without charge, upon request, by calling 1-617-228-5190, by accessing the Fund’s website at www.fundamentalsfirstfund.com, or by accessing the website of the SEC.

16

FUNDAMENTALS FIRST ETF
FORM N-CSR ITEMS
June 30, 2026 (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
The Adviser has agreed to pay all operating expenses of the Fund pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustees and Officers compensation for the Trust can be obtained from the Fund’s most recent SAI. During the fiscal year ended June 30, 2026, the Fund paid $4,000 in aggregate to the Independent Trustees.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not applicable.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Mason Capital Fund Trust

By (Signature and Title)*	/s/ Elliot Bruce
Elliot Bruce, Principal Executive Officer

Date	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elliot Bruce
Elliot Bruce, Principal Executive Officer

Date	September 4, 2026

By (Signature and Title)*	/s/ Gregg Picillo
Gregg Picillo, Principal Financial Officer

Date	September 4, 2026